Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022
Disclosure of commitments and contingencies [line items]
Long-term debt		$ 224.9	[1]	$ 232.6
Transportation		39.0
Interest obligations		69.2
Office lease (existing)		10.8
Lease liability		12.3
Decommissioning liability		172.5
Total		528.7
2024 [member]
Disclosure of commitments and contingencies [line items]
Transportation		9.5
Interest obligations		23.3
Office lease (existing)		10.0
Lease liability		1.9
Decommissioning liability		23.4
Total		68.1
2025 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	107.5
Transportation		7.3
Interest obligations		17.9
Office lease (existing)		0.8
Lease liability		2.0
Decommissioning liability		21.8
Total		157.3
2026 [member]
Disclosure of commitments and contingencies [line items]
Transportation		6.1
Interest obligations		14.0
Lease liability		1.6
Decommissioning liability		20.2
Total		41.9
2027 [member]
Disclosure of commitments and contingencies [line items]
Long-term debt	[1]	117.4
Transportation		4.6
Interest obligations		14.0
Lease liability		1.3
Decommissioning liability		18.7
Total		156.0
2028 [member]
Disclosure of commitments and contingencies [line items]
Transportation		3.7
Lease liability		0.7
Decommissioning liability		17.4
Total		21.8
Thereafter [member]
Disclosure of commitments and contingencies [line items]
Transportation		7.8
Lease liability		4.8
Decommissioning liability		71.0
Total		$ 83.6

[1]	The 2025 figure includes our syndicated credit facility which has a term-out date of May 2025. The 2027 figure includes our senior unsecured notes due in July 2027. Refer to Note 5 for further details. Historically, the Company has successfully renewed its syndicated credit facility.